Restructuring and Related Charges (Schedule of Net Restructuring and Related Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 8.1	$ 1.0	$ 35.8	$ 19.2	$ 10.0
Less: non-cash charges, including accelerated depreciation	(0.1)	(0.9)	(2.6)	(6.2)	(1.6)
Total charges expected to be settled in cash	8.0	0.1	33.2	13.0	8.4
2013 Mallinckrodt program
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	8.3	0	14.9	0	0
Other Programs
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ (0.2)	$ 1.0	$ 20.9	$ 19.2	$ 10.0